Subsequent Events (Details) - USD ($)		Sep. 09, 2025	Aug. 07, 2025	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Shares authorized (in Shares)	[1]			1,000,000,000	1,000,000,000
Ordinary share par value	[1]			$ 0.00005	$ 0.00005
Forecast [Member]
Subsequent Events [Line Items]
Ordinary share par value		$ 0.00005
Sale of issuance shares (in Shares)		100,000,000
Price per share		$ 0.04
Purchase price (in Dollars)		$ 4,000,000
Gross proceeds of ordinary share (in Dollars)		$ 4,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars)			$ 50,000
Shares authorized (in Shares)			1,000,000,000
Ordinary share par value			$ 0.00005
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars)			$ 50,000
Shares authorized (in Shares)			900,000,000
Ordinary share par value			$ 0.00005
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares authorized (in Shares)			100,000,000
Ordinary share par value			$ 0.00005

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 12).